Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harbor ETF Trust
Entity Central Index Key	0001860434
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000252180
Shareholder Report [Line Items]
Fund Name	Harbor Active Small Cap ETF
Trading Symbol	Ticker: SMLL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Active Small Cap ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Active Small Cap ETF	$40	0.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 13,828,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 60,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$13,828
Number of Investments	48
Total Net Advisory Fees Paid (in thousands)	$60
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	0.5%
Consumer Staples	2.5%
Health Care	3.5%
Information Technology	3.5%
Real Estate	4.0%
Consumer Discretionary	6.6%
Energy	7.0%
Materials	8.0%
Financials	27.0%
Industrials	37.4%

C000268141
Shareholder Report [Line Items]
Fund Name	Harbor Active Small Cap Growth ETF
Trading Symbol	Ticker: SGRW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Active Small Cap Growth ETF ("Fund") for the period of January 14, 2026 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Active Small Cap Growth ETF	$24	0.80%
Footnote	Description
Footnote*	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
Footnote†	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.80%
Expenses Short Period Footnote [Text Block]	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
AssetsNet	$ 3,684,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 8,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,684
Number of Investments	141
Total Net Advisory Fees Paid (in thousands)	$8
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	0.9%
Energy	1.1%
Communication Services	2.5%
Materials	3.3%
Financials	5.9%
Consumer Discretionary	5.9%
Industrials	23.0%
Health Care	25.7%
Information Technology	31.7%

C000267209
Shareholder Report [Line Items]
Fund Name	Harbor AI Inflection Strategy ETF
Trading Symbol	Ticker: EPAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor AI Inflection Strategy ETF ("Fund") for the period of December 17, 2025 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor AI Inflection Strategy ETF	$39	0.88%
Footnote	Description
Footnote*	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
Footnote†	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.88%
Expenses Short Period Footnote [Text Block]	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
AssetsNet	$ 5,390,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 13,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$5,390
Number of Investments	37
Total Net Advisory Fees Paid (in thousands)	$13
Portfolio Turnover Rate	-%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	2.1%
Energy	2.3%
Health Care	4.6%
Real Estate	5.2%
Industrials	32.8%
Information Technology	53.0%

C000262068
Shareholder Report [Line Items]
Fund Name	Harbor Alpha Layering ETF (Consolidated)
Trading Symbol	Ticker: HOLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Alpha Layering ETF (Consolidated) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Alpha Layering ETF (Consolidated)	$35	0.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 8,193,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 21,000
InvestmentCompanyPortfolioTurnover	367.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$8,193
Number of Investments (includes derivatives)	20
Total Net Advisory Fees Paid (in thousands)	$21
Portfolio Turnover Rate	367%

Holdings [Text Block]

Sector Allocation (% of Investments)

(excludes derivatives)

Table Summary
Capital Markets	100.0%

Risk AllocationFootnote Reference* (% of Notional Value)

Table Summary
Commodities (Precious Metals)	13.4%
Domestic Equity Index	7.9%
International Equity Index	5.1%
Commodities (Energy)	2.9%
Foreign Currency	(37.6%)
U.S. Treasury Notes & Bonds	(91.7%)
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts

C000252172
Shareholder Report [Line Items]
Fund Name	Harbor AlphaEdge™ Large Cap Value ETF
Trading Symbol	Ticker: VLLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor AlphaEdge™ Large Cap Value ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor AlphaEdge™ Large Cap Value ETF	$13	0.25%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 4,349,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 6,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$4,349
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$6
Portfolio Turnover Rate	74%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Materials	3.0%
Consumer Staples	3.8%
Consumer Discretionary	4.6%
Communication Services	6.4%
Energy	7.6%
Industrials	8.4%
Health Care	14.5%
Information Technology	24.1%
Financials	27.6%

C000250794
Shareholder Report [Line Items]
Fund Name	Harbor AlphaEdge™ Small Cap Earners ETF
Trading Symbol	Ticker: EBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor AlphaEdge™ Small Cap Earners ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor AlphaEdge™ Small Cap Earners ETF	$16	0.29%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
AssetsNet	$ 11,416,000
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 15,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$11,416
Number of Investments	656
Total Net Advisory Fees Paid (in thousands)	$15
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	2.7%
Utilities	3.1%
Materials	4.2%
Health Care	4.2%
Communication Services	4.3%
Information Technology	5.6%
Real Estate	6.2%
Energy	13.2%
Consumer Discretionary	14.5%
Industrials	14.7%
Financials	27.3%

C000228888
Shareholder Report [Line Items]
Fund Name	Harbor Ares Systematic High Yield ETF
Trading Symbol	Ticker: SIHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Ares Systematic High Yield ETF (formerly, Harbor Scientific Alpha High-Yield ETF) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Ares Systematic High Yield ETF	$24	0.48%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 143,909,000
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 388,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$143,909
Number of Investments	242
Total Net Advisory Fees Paid (in thousands)	$388
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	0.9%
Health Care	1.3%
Utilities	3.5%
Communication Services	4.3%
Consumer Staples	5.6%
Information Technology	8.6%
Materials	9.3%
Financials	11.5%
Industrials	13.4%
Energy	17.7%
Consumer Discretionary	23.9%

C000228889
Shareholder Report [Line Items]
Fund Name	Harbor Ares Systematic Multi-Sector Income ETF
Trading Symbol	Ticker: SIFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Ares Systematic Multi-Sector Income ETF (formerly, Harbor Scientific Alpha Income ETF) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Ares Systematic Multi-Sector Income ETF	$25	0.50%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 32,742,000
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 82,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$32,742
Number of Investments (includes derivatives)	181
Total Net Advisory Fees Paid (in thousands)	$82
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	0.6%
Health Care	1.6%
Utilities	3.1%
Materials	7.0%
Communication Services	7.2%
Financials	8.4%
Consumer Staples	10.6%
Energy	11.6%
Information Technology	14.6%
Industrials	17.6%
Consumer Discretionary	17.7%

C000234046
Shareholder Report [Line Items]
Fund Name	Harbor Commodity All-Weather Strategy ETF (Consolidated)
Trading Symbol	Ticker: HGER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Commodity All-Weather Strategy ETF (Consolidated) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$39	0.68%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,089,848,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 6,428,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,089,848
Number of Investments (includes derivatives)	10
Total Net Advisory Fees Paid (in thousands)	$6,428
Portfolio Turnover Rate (not applicable due to the nature of the Fund's investments)	-%

Holdings [Text Block]

Risk AllocationFootnote Reference* (% of Net Assets)

Commodities Sector

Table Summary
Value	Value
Livestock	1.8%
Base Metals	8.1%
Softs	9.5%
Grains and Soybean Products	13.0%
Petroleum	33.3%
Precious Metals	34.3%
Footnote	Description
Footnote*	Based on notional value and represents the sector allocation of the Quantix Commodity Total Return Index.

C000249125
Shareholder Report [Line Items]
Fund Name	Harbor Disciplined Bond ETF
Trading Symbol	Ticker: AGGS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Disciplined Bond ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Disciplined Bond ETF	$17	0.35%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 38,760,000
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 66,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$38,760
Number of Investments	274
Total Net Advisory Fees Paid (in thousands)	$66
Portfolio Turnover Rate	37%

Holdings [Text Block]

Investment Allocation (% of Investments)

Table Summary
Value	Value
Municipal Bonds	0.3%
Asset-Backed Securities	10.8%
Collateralized Mortgage Obligations	12.8%
U.S. Government Obligations	19.8%
Mortgage Pass-Through	26.0%
Corporate Bonds & Notes	30.3%

C000235263
Shareholder Report [Line Items]
Fund Name	Harbor Dividend Growth Leaders ETF
Trading Symbol	Ticker: GDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Dividend Growth Leaders ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Dividend Growth Leaders ETF	$26	0.50%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 225,739,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 543,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$225,739
Number of Investments	49
Total Net Advisory Fees Paid (in thousands)	$543
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	1.0%
Materials	1.4%
Utilities	4.2%
Energy	5.1%
Consumer Staples	7.3%
Consumer Discretionary	8.1%
Health Care	14.5%
Industrials	18.2%
Financials	18.3%
Information Technology	21.9%

C000259348
Shareholder Report [Line Items]
Fund Name	Harbor Emerging Markets Equity ETF
Trading Symbol	Ticker: EPEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Emerging Markets Equity ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Emerging Markets Equity ETF	$46	0.84%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%
AssetsNet	$ 7,575,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 28,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$7,575
Number of Investments	42
Total Net Advisory Fees Paid (in thousands)	$28
Portfolio Turnover Rate	10%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	1.9%
Europe	2.7%
Africa	3.2%
South Asia	3.7%
South America	7.2%
Latin America	8.9%
Pacific Basin	72.4%

Country Breakdown (% of Investments)

Table Summary
Taiwan	30.9%
China	25.3%
South Korea	10.6%
Brazil	8.9%
Colombia	4.5%
India	3.7%
Thailand	3.3%
South Africa	3.2%
Chile	2.8%
Czech Republic	2.7%
Others	4.1%

C000259347
Shareholder Report [Line Items]
Fund Name	Harbor Emerging Markets Select ETF
Trading Symbol	Ticker: EMES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Emerging Markets Select ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Emerging Markets Select ETF	$35	0.65%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 11,222,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 32,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$11,222
Number of Investments	49
Total Net Advisory Fees Paid (in thousands)	$32
Portfolio Turnover Rate	23%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	1.0%
Europe	3.0%
Latin America	11.2%
South Asia	16.0%
Middle East/Central Asia	18.5%
Pacific Basin	50.3%

Country Breakdown (% of Investments)

Table Summary
Taiwan	21.6%
China	21.0%
South Korea	20.3%
India	16.0%
Brazil	8.5%
Hong Kong	2.4%
Philippines	1.7%
Turkey	1.7%
Peru	1.4%
Greece	1.3%
Others	4.1%

C000238718
Shareholder Report [Line Items]
Fund Name	Harbor Health Care ETF
Trading Symbol	Ticker: MEDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Health Care ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Health Care ETF	$40	0.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 27,575,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 103,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$27,575
Number of Investments	40
Total Net Advisory Fees Paid (in thousands)	$103
Portfolio Turnover Rate	70%

Holdings [Text Block]

Industry Allocation (% of Investments)

Table Summary
Value	Value
Health Care Technology	0.3%
Life Sciences Tools & Services	4.0%
Health Care Providers & Services	7.4%
Health Care Equipment & Supplies	10.4%
Pharmaceuticals	23.4%
Biotechnology	54.5%

C000238211
Shareholder Report [Line Items]
Fund Name	Harbor Human Capital Factor US Large Cap ETF
Trading Symbol	Ticker: HAPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Human Capital Factor US Large Cap ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Human Capital Factor US Large Cap ETF	$18	0.35%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 469,995,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 776,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$469,995
Number of Investments	154
Total Net Advisory Fees Paid (in thousands)	$776
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Materials	1.4%
Real Estate	1.6%
Utilities	1.9%
Energy	3.4%
Consumer Staples	5.9%
Health Care	7.8%
Consumer Discretionary	9.7%
Industrials	9.7%
Financials	12.3%
Communication Services	16.4%
Information Technology	29.9%

C000241449
Shareholder Report [Line Items]
Fund Name	Harbor Human Capital Factor US Small Cap ETF
Trading Symbol	Ticker: HAPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Human Capital Factor US Small Cap ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Human Capital Factor US Small Cap ETF	$32	0.60%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 157,469,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 441,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$157,469
Number of Investments	201
Total Net Advisory Fees Paid (in thousands)	$441
Portfolio Turnover Rate	63%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	1.1%
Utilities	2.4%
Communication Services	3.5%
Materials	5.8%
Real Estate	5.9%
Energy	6.4%
Consumer Discretionary	8.3%
Information Technology	13.2%
Industrials	14.6%
Health Care	17.7%
Financials	21.1%

C000237253
Shareholder Report [Line Items]
Fund Name	Harbor International Compounders ETF
Trading Symbol	Ticker: OSEA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Compounders ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor International Compounders ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 492,840,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,393,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$492,840
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$1,393
Portfolio Turnover Rate	8%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Latin America	2.7%
South Asia	3.9%
North America	6.8%
Pacific Basin	31.3%
Europe	55.3%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	17.3%
Germany	15.7%
Japan	10.9%
France	10.5%
China	7.4%
Taiwan	7.2%
United States	6.8%
Netherlands	5.0%
Hong Kong	4.3%
India	3.9%
Others	11.0%

C000259349
Shareholder Report [Line Items]
Fund Name	Harbor International Equity ETF
Trading Symbol	Ticker: EPIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Equity ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor International Equity ETF	$42	0.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 6,956,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 26,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$6,956
Number of Investments	62
Total Net Advisory Fees Paid (in thousands)	$26
Portfolio Turnover Rate	-%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	0.9%
South Asia	2.1%
Latin America	3.4%
South America	3.8%
North America	12.0%
Pacific Basin	33.8%
Europe	44.0%

Country Breakdown (% of Investments)

Table Summary
Taiwan	13.0%
United Kingdom	11.9%
Japan	8.4%
United States	7.8%
Italy	5.9%
Norway	5.3%
China	4.7%
Germany	4.5%
France	4.3%
Netherlands	4.2%
Others	30.0%

C000244492
Shareholder Report [Line Items]
Fund Name	Harbor Long-Short Equity ETF
Trading Symbol	Ticker: LSEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Long-Short Equity ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Long-Short Equity ETF	$120	2.19%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.19%
AssetsNet	$ 15,382,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 102,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$15,382
Number of Investments (includes derivatives)	162
Total Net Advisory Fees Paid (in thousands)	$102
Portfolio Turnover Rate	142%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Health Care	17.6%
Materials	17.1%
Information Technology	16.1%
Consumer Discretionary	13.3%
Communication Services	11.3%
Energy	8.8%
Industrials	5.9%
Utilities	4.9%
Consumer Staples	4.4%
Financials	0.6%

Sector Allocation (% of Investments Sold Short)

Table Summary
Information Technology	31.6%
Health Care	19.9%
Communication Services	18.1%
Consumer Discretionary	15.8%
Utilities	4.9%
Industrials	4.5%
Consumer Staples	2.7%
Materials	2.5%

C000233998
Shareholder Report [Line Items]
Fund Name	Harbor Long-Term Growers ETF
Trading Symbol	Ticker: WINN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Long-Term Growers ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Long-Term Growers ETF	$28	0.57%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,090,326,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,958,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,090,326
Number of Investments	69
Total Net Advisory Fees Paid (in thousands)	$2,958
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	0.5%
Utilities	1.4%
Consumer Staples	3.0%
Industrials	5.3%
Financials	5.3%
Health Care	7.0%
Consumer Discretionary	13.4%
Communication Services	15.6%
Information Technology	48.5%

C000259350
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Core ETF
Trading Symbol	Ticker: EPMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Core ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Mid Cap Core ETF	$47	0.88%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 4,501,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 18,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$4,501
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$18
Portfolio Turnover Rate	-%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	1.1%
Utilities	1.7%
Energy	4.4%
Real Estate	5.2%
Materials	6.3%
Consumer Discretionary	8.6%
Health Care	9.8%
Financials	15.6%
Information Technology	17.5%
Industrials	29.8%

C000259351
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value ETF
Trading Symbol	Ticker: EPMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Value ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Mid Cap Value ETF	$47	0.88%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 4,439,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 18,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$4,439
Number of Investments	60
Total Net Advisory Fees Paid (in thousands)	$18
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Consumer Staples	1.4%
Utilities	3.0%
Energy	5.0%
Real Estate	6.4%
Health Care	6.6%
Materials	7.4%
Consumer Discretionary	11.6%
Information Technology	15.8%
Financials	19.4%
Industrials	23.4%

C000243340
Shareholder Report [Line Items]
Fund Name	Harbor Multi-Asset Explorer ETF (Consolidated)
Trading Symbol	Ticker: MAPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Multi-Asset Explorer ETF (Consolidated) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Multi-Asset Explorer ETF (Consolidated)	$36	0.70%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 10,941,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 33,000
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$10,941
Number of Investments	22
Total Net Advisory Fees Paid (in thousands)	$33
Portfolio Turnover Rate	150%

Holdings [Text Block]

Investment Allocation (% of Investments)

Table Summary
Value	Value
Commodity Funds	6.4%
Fixed Income Funds	41.1%
Equity Funds	52.5%

C000255316
Shareholder Report [Line Items]
Fund Name	Harbor Osmosis Emerging Markets Resource Efficient ETF
Trading Symbol	Ticker: EFFE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Osmosis Emerging Markets Resource Efficient ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Osmosis Emerging Markets Resource Efficient ETF	$36	0.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 129,948,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 427,000
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$129,948
Number of Investments	76
Total Net Advisory Fees Paid (in thousands)	$427
Portfolio Turnover Rate	83%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	2.7%
Europe	2.3%
Africa	3.4%
Latin America	4.7%
Middle East/Central Asia	5.1%
South Asia	12.1%
Pacific Basin	69.7%

Country Breakdown (% of Investments)

Table Summary
Taiwan	24.9%
China	23.0%
South Korea	18.5%
India	12.1%
Brazil	4.7%
South Africa	3.3%
Saudi Arabia	2.7%
Mexico	1.8%
United Arab Emirates	1.2%
Malaysia	1.2%
Others	6.6%

C000255317
Shareholder Report [Line Items]
Fund Name	Harbor Osmosis International Resource Efficient ETF
Trading Symbol	Ticker: EFFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Osmosis International Resource Efficient ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Osmosis International Resource Efficient ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 139,401,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 373,000
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$139,401
Number of Investments	72
Total Net Advisory Fees Paid (in thousands)	$373
Portfolio Turnover Rate	54%

Holdings [Text Block]

Region Breakdown (% of Investments)

Table Summary
Value	Value
Other	1.4%
North America	12.8%
Pacific Basin	27.6%
Europe	58.2%

Country Breakdown (% of Investments)

Table Summary
Japan	19.3%
United Kingdom	12.3%
Canada	11.4%
France	8.1%
Germany	7.0%
Switzerland	6.0%
Australia	5.1%
Sweden	4.3%
Italy	3.5%
Spain	3.1%
Others	19.9%

C000254050
Shareholder Report [Line Items]
Fund Name	Harbor PanAgora Dynamic Large Cap Core ETF
Trading Symbol	Ticker: INFO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor PanAgora Dynamic Large Cap Core ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor PanAgora Dynamic Large Cap Core ETF	$18	0.35%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 771,937,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,148,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$771,937
Number of Investments	130
Total Net Advisory Fees Paid (in thousands)	$1,148
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Real Estate	1.7%
Materials	2.7%
Utilities	3.2%
Energy	3.8%
Consumer Staples	5.5%
Health Care	8.2%
Industrials	8.9%
Consumer Discretionary	9.6%
Communication Services	10.5%
Financials	11.7%
Information Technology	34.2%

C000259352
Shareholder Report [Line Items]
Fund Name	Harbor SMID Cap Core ETF
Trading Symbol	Ticker: EPSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor SMID Cap Core ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor SMID Cap Core ETF	$48	0.88%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
AssetsNet	$ 4,660,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 18,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$4,660
Number of Investments	56
Total Net Advisory Fees Paid (in thousands)	$18
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	3.2%
Energy	3.2%
Real Estate	6.1%
Consumer Discretionary	6.2%
Health Care	6.2%
Materials	8.2%
Financials	14.9%
Information Technology	20.1%
Industrials	31.9%

C000259353
Shareholder Report [Line Items]
Fund Name	Harbor SMID Cap Value ETF
Trading Symbol	Ticker: EPSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor SMID Cap Value ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor SMID Cap Value ETF	$49	0.88%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.88%
AssetsNet	$ 4,983,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 19,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$4,983
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$19
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Health Care	0.9%
Utilities	3.8%
Consumer Discretionary	4.2%
Materials	5.0%
Consumer Staples	5.0%
Energy	6.0%
Real Estate	7.4%
Financials	20.1%
Information Technology	23.4%
Industrials	24.2%

C000259354
Shareholder Report [Line Items]
Fund Name	Harbor Transformative Technologies ETF
Trading Symbol	Ticker: TEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Transformative Technologies ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Transformative Technologies ETF	$35	0.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 6,756,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 21,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$6,756
Number of Investments	42
Total Net Advisory Fees Paid (in thousands)	$21
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Industrials	1.0%
Financials	1.0%
Utilities	1.5%
Health Care	4.2%
Consumer Discretionary	9.3%
Communication Services	12.5%
Information Technology	70.5%